Inventory (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Raw materials	$ 1,619,504	$ 1,513,306
Finished products	261,283	876,003
Work in process	76,271	183,249
Total Inventory	$ 1,957,058	$ 2,572,558